Disposals of businesses and deconsolidation of subsidiaries - West Vela (Details) - USD ($) $ in Thousands			3 Months Ended						6 Months Ended	9 Months Ended	12 Months Ended
		Nov. 04, 2014	Sep. 30, 2016	[1]	Jun. 30, 2016	[1]	Mar. 31, 2016	[1]	Jun. 30, 2016 [1]	Sep. 30, 2016 [1]	Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014		Mar. 21, 2014
Significant Acquisitions and Disposals [Line Items]
Contingent consideration realized			$ 5,000		$ 5,000		$ 5,000		$ 10,000	$ 15,000	$ 21,000	[2]	$ 47,000	[1],[2],[3]	$ 0	[2]
(Loss)/gain on disposals	[2]										0		(63,000)	[1]	$ 632,000
West Vela earn out realized
Significant Acquisitions and Disposals [Line Items]
Deferred contingent consideration per day, remainder of contract		$ 44
Deferred contingent consideration per day		40
Contingent consideration realized											$ 13,000		$ 15,000
Enterprise value		900,000
Deferred consideration		74,000
Less: Debt assumed		(433,000)
Purchase price		541,000
Working capital adjustments		(6,000)
Purchase price		535,000
Cash		467,000
Less: net carrying value of assets and liabilities		(303,000)
Less: allocated goodwill to subsidiaries		(41,000)
(Loss)/gain on disposals		$ 191,000
Seadrill Capricorn Holdings LLC
Significant Acquisitions and Disposals [Line Items]
Ownership interest (as percent)		49.00%															49.00%

[1]	Refer to Note 39 "Restatement of previously issued financial statements"
[2]	Includes transactions with related parties. Refer to Note 31 "Related party transactions".
[3]	Refer to Note 39 "Restatement of previously issued financial statements"